UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

10.31.2009

John Hancock Preferred Income Fund II
Securities owned by the Fund on
October 31, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 14.49%				$51,338,867
(Cost $53,750,501)

Energy 2.44%				8,651,000

Oil, Gas & Consumable Fuels 2.44%
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-01-11 then variable - LIBOR +30) (Z)	7.200%	11/01/66	10,550,000	8,651,000

Financials 0.86%				3,040,000

Commercial Banks 0.86%
Lloyds TSB Bank PLC,
Sub Note	6.900	11/22/49	4,000,000	3,040,000

Utilities 11.19%				39,647,867

Electric Utilities 8.80%
Dominion Resources Capital Trust III,
Gtd Jr Sub Bond (Z)	8.400	01/15/31	5,000,000	5,085,600
DPL Capital Trust II,
Gtd Sub Bond	8.125	09/01/31	22,150,000	21,209,200
Entergy Gulf States, Inc.,
1st Mtg Bond (Z)	6.200	07/01/33	5,000,000	4,884,410

Multi-Utilities 2.39%
Dominion Resources Capital Trust I,
Gtd Jr Sub Bond (Z)	7.830	12/01/27	8,450,000	8,468,657

	Shares	Value

Common Stocks 1.92%		$6,801,200
(Cost $6,648,705)

Energy 0.21%		757,400
Oil, Gas & Consumable Fuels 0.21%
BP PLC	10,000	566,200
Spectra Energy Corp. (Z)	10,000	191,200

Telecommunication Services 1.55%		5,486,800
Diversified Telecommunication Services 1.55%
AT&T, Inc.	110,000	2,823,700
Verizon Communications, Inc.	90,000	2,663,100

Utilities 0.16%		557,000
Gas Utilities 0.16%
Atmos Energy Corp.	20,000	557,000

	Shares	Value

Preferred Stocks 135.35%		$479,442,024
(Cost $558,214,657)

Consumer Discretionary 11.79%		41,759,435

Media 11.79%
CBS Corp., 6.750% (Z)	171,000	3,553,380
CBS Corp., 7.250%	67,000	1,440,500

John Hancock Preferred Income Fund II
Securities owned by the Fund on
October 31, 2009 (Unaudited)

	Shares	Value
Consumer Discretionary (continued)
Comcast Corp., 6.625% (Z)	118,500	2,719,575
Comcast Corp., 7.000%, Ser B (Z)	610,000	14,908,400
Viacom, Inc., 6.850% (Z)	834,245	19,137,580

Consumer Staples 2.87%		10,160,000

Food & Staples Retailing 2.87%
Ocean Spray Cranberries, Inc., 6.250%, Ser A (S)(Z)	160,000	10,160,000

Energy 8.24%		29,193,148

Oil, Gas & Consumable Fuels 8.24%
Nexen, Inc., 7.350% (Z)	1,151,100	26,912,718
Southern Union Co., 7.550%, Ser A	91,400	2,280,430

Financials 72.54%		256,955,117

Capital Markets 9.65%
Credit Suisse Guernsey, 7.900%	127,000	3,143,250
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K (I)	177,000	67,260
Lehman Brothers Holdings Capital Trust V, 6.000%, Ser M (I)	46,600	20,923
Lehman Brothers Holdings, Inc., 5.940%, Depositary Shares, Ser C (I)	145,200	30,492
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	360,400	6,923,284
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	172,200	3,361,344
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	275,000	5,535,750
Morgan Stanley Capital Trust III, 6.250% (Z)	286,779	6,053,905
Morgan Stanley Capital Trust IV, 6.250% (Z)	105,000	2,172,450
Morgan Stanley Capital Trust V, 5.750% (Z)	352,500	6,873,750

Commercial Banks 21.60%
Barclays Bank PLC, 7.100%, Ser 3 (Z)	375,000	8,040,000
Barclays Bank PLC, 8.125%, Ser 5	225,000	5,298,750
Fleet Capital Trust VIII, 7.200% (Z)	332,000	6,749,560
PFGI Capital Corp., 7.750% (Z)	686,000	16,797,109
Republic New York Corp., 6.250%, Ser HSBC (Z)	45,400	872,134
Royal Bank of Scotland Group PLC, 5.750%, Ser L (Z)	482,733	5,411,437
Royal Bank of Scotland Group PLC, 7.250%, Ser T (Z)	26,000	305,240
Santander Finance Preferred SA, 10.500%	245,000	6,703,200
Sovereign Bancorp, Inc., 7.300%, Depositary Shares, Ser C (Z)	105,567	2,649,732
USB Capital VIII, 6.350%, Ser 1 (Z)	225,000	4,907,250
USB Capital X, 6.500%	22,500	506,475
USB Capital XI, 6.600%	145,000	3,279,900
Wells Fargo & Co., 8.000% (Z)	485,000	11,858,250
Wells Fargo Capital Trust IV, 7.000% (Z)	130,000	3,135,600

Consumer Finance 6.28%
HSBC Finance Corp., 6.000% (Z)	72,200	1,581,902
HSBC Finance Corp., 6.360%, Depositary Shares, Ser B (Z)	143,200	2,735,120
HSBC Finance Corp., 6.875% (Z)	310,900	7,303,041
HSBC Holdings PLC, 6.200%, Ser A (Z)	254,600	5,468,808
SLM Corp., 6.000% (Z)	196,800	3,058,272
SLM Corp., 6.970%, Ser A (Z)	64,000	2,092,800

Diversified Financial Services 17.59%
Bank of America Corp. Capital Trust II, 7.000% (Z)	22,400	455,840
CIT Group, Inc., 6.350%, Ser A (Z)	100,000	52,000

John Hancock Preferred Income Fund II
Securities owned by the Fund on
October 31, 2009 (Unaudited)

	Shares	Value

Financials (continued)
Citigroup Capital VIII, 6.950%	660,000	12,487,200
Deutsche Bank Capital Funding Trust X, 7.350%	125,000	2,820,000
Deutsche Bank Contingent Capital Trust II, 6.550%	160,000	3,265,600
Deutsche Bank Contingent Capital Trust III, 7.600%	330,000	7,609,800
General Electric Capital Corp., 6.000%	20,000	464,200
General Electric Capital Corp., 6.050%	19,000	453,150
ING Groep NV, 7.050% (Z)	775,700	13,303,255
JPMorgan Chase & Co., 6.150%, Ser E (Z)	292,600	13,778,534
RBS Capital Funding Trust V, 5.900% (Z)	399,500	3,927,085
RBS Capital Funding Trust VII, 6.080% (Z)	145,000	1,454,350
Repsol International Capital Ltd., 7.450%, Ser A (Z)	90,000	2,250,000

Insurance 10.63%
Aegon NV, 6.375% (Z)	355,000	5,893,000
MetLife, Inc., 6.500%, Ser B (Z)	770,000	16,732,100
Phoenix Cos., Inc., 7.450% (Z)	229,300	4,131,986
PLC Capital Trust IV, 7.250% (Z)	389,500	8,144,445
Prudential PLC, 6.500% (Z)	103,000	2,152,700
RenaissanceRe Holdings Ltd., 6.080%, Ser C (Z)	32,500	608,400

Real Estate Investment Trusts 5.20%
Duke Realty Corp., 6.500%, Depositary Shares, Ser K (Z)	110,000	1,947,000
Duke Realty Corp., 6.600%, Depositary Shares, Ser L (Z)	109,840	1,977,120
Duke Realty Corp., 6.625%, Depositary Shares, Ser J (Z)	449,400	8,003,814
Public Storage, Inc., 6.450%, Depositary Shares, Ser X (Z)	30,000	636,600
Public Storage, Inc., 7.500%, Depositary Shares, Ser V (Z)	100,000	2,485,000
Wachovia Preferred Funding Corp., 7.250%, Ser A (Z)	170,000	3,374,500

Thrifts & Mortgage Finance 1.59%
Federal National Mortgage Assn. (8.250% to 12-13-10, then
variable) (I)	75,000	86,250
Sovereign Capital Trust V, 7.750% (Z)	232,500	5,524,200

Materials 0.33%		1,177,000

Metals & Mining 0.33%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	11,000	1,177,000

Telecommunication Services 9.14%		32,367,997

Diversified Telecommunication Services 0.16%
AT&T, Inc., 6.375% (Z)	21,000	545,370

Wireless Telecommunication Services 8.98%
Telephone & Data Systems, Inc., 6.625% (Z)	155,000	3,361,950
Telephone & Data Systems, Inc., 7.600%, Ser A (Z)	666,834	15,290,504
United States Cellular Corp., 7.500% (Z)	559,243	13,170,173

Utilities 30.44%		107,829,327

Electric Utilities 19.41%
Constellation Energy Group, 6.990% (Z)	39,870	3,450,003
Duquesne Light Co., 6.500% (Z)	98,450	4,411,791
Entergy Texas, Inc., 7.875%	33,000	889,350
FPC Capital I, 7.100%, Ser A (Z)	316,000	7,900,000
FPL Group Capital Trust I, 5.875% (Z)	225,000	5,665,500

John Hancock Preferred Income Fund II
Securities owned by the Fund on
October 31, 2009 (Unaudited)

	Shares	Value
Utilities (continued)
Georgia Power Capital Trust VII, 5.875% (Z)	95,000	2,334,150
HECO Capital Trust III, 6.500% (Z)	156,369	3,674,672
Interstate Power & Light Co., 8.375%, Ser B (Z)	699,350	19,406,963
NSTAR Electric Co., 4.780% (Z)	15,143	1,155,128
PPL Energy Supply, LLC, 7.000% (Z)	626,184	16,067,881
Southern California Edison Co., 6.000%, Ser C (Z)	20,000	1,689,376
Westar Energy, Inc., 6.100% (Z)	87,700	2,122,340

Gas Utilities 2.32%
Southwest Gas Capital II, 7.700% (Z)	330,000	8,207,100

Multi-Utilities 8.71%
BGE Capital Trust II, 6.200% (Z)	474,700	10,206,050
DTE Energy Trust I, 7.800% (Z)	287,200	7,280,520
Public Service Electric & Gas Co., 4.180%, Ser B (Z)	4,805	364,940
South Carolina Electric & Gas Co., 6.520% (Z)	15,000	1,431,563
Xcel Energy, Inc., 7.600% (Z)	440,000	11,572,000

	Par value	Value
Short-Term Investments 1.01%		$3,573,997
(Cost $3,573,997)

Repurchase Agreement 0.44%		1,574,000
Repurchase Agreement with State Street Corp. dated 10-30-09 at
0.01% to be repurchased at $1,574,001 on 11-2-09, collateralized by $1,555,000 Federal Home Loan Mortgage Corp., 7.00% due 3-
15-10 (valued at $1,607,481, including interest).	$1,574,000	1,574,000

		Maturity
	Yield *	date	Par value	Value
U.S. Government Agency 0.57%				1,999,997
Federal Home Loan Bank,
Discount Note	0.05%	11/02/09	2,000,000	1,999,997

Total investments (Cost $622,187,860)† 152.77%				$541,156,088

Other assets and liabilities, net (52.77%)				($186,925,573)

Total net assets 100.00%				$354,230,515

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral for the Committed Facility Agreement. Total collateral value at October 31, 2009 was $406,865,243.

† At October 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $622,441,831. Net unrealized depreciation aggregated $81,285,743, of which $10,588,803 related to appreciated investment securities and $91,874,546 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating securities, the rate at period end.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by independent pricing services, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations, or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps use these techniques.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as interest rate swap contracts, which are stated at market value.

Investments in Securities	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$41,759,435	-	-	$41,759,435
Consumer Staples	-	$10,160,000	-	10,160,000
Energy	29,950,548	8,651,000	-	38,601,548
Financials	240,158,008	3,040,000	$16,797,109	259,995,117
Materials	1,177,000	-	-	1,177,000
Telecommunication Services	37,854,797	-	-	37,854,797
Utilities	95,359,116	52,675,078	-	148,034,194
Short-Term Investments	-	3,573,997	-	3,573,997
Total Investments in
Securities	$446,258,904	$78,100,075	$16,797,109	$541,156,088
Other Financial Instruments	-	(6,758,165)	-	(6,758,165)
Totals	$446,258,904	$71,341,910	$16,797,109	$534,397,923

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financials
Balance as of July 31, 2009	$15,853,882
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	943,227
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of October 31, 2009	$16,797,109

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Interest rate swap agreements

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. For more information on interest rate swap contracts, please refer to the Fund’s Prospectus, semi-annual and annual reports.

The Fund entered into interest rate swaps in anticipation of rising interest rates. The following summarizes the contracts held at October 31, 2009:

		PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	TERMINATION	UNREALIZED	MARKET
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE

			3-Month
Bank of America	$63,500,000	4.37%	LIBOR (a)	11/15/2007	11/15/2010	($3,701,069)	($3,701,069)

			3-Month
Morgan Stanley	63,500,000	4.65%	LIBOR (a)	1/7/2008	1/7/2011	(3,057,096)	(3,057,096)
	$127,000,000					($6,758,165)	($6,758,165)

(a) At October 31, 2009, the 3-month LIBOR rate was 0.28063%.

Interest rate swap notional amounts at October 31, 2009 are generally representative of the interest rate swap activity during the period ended October 31, 2009.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at October 31, 2009 by risk category:

	Financial		Liability
	instruments	Asset Derivatives	Derivatives
	location	Fair Value	Fair Value
Interest rate swap
Interest rate contracts	contracts	-	($6,758,165)

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPF

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q1 10/09
12/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 18, 2009